INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Reconciliation of changes in investment property [abstract]
Fair value, beginning of period	$ 56,870
Additions	1,015
Acquisitions through business combinations	3,010
Dispositions	(2,199)
Fair value changes	864
Foreign currency translation	(1,123)
Fair value, end of period	$ 58,437